Document and Entity Information	9 Months Ended
	Jun. 30, 2012	Aug. 10, 2012
Document And Entity Information
Entity Registrant Name	VISUALANT INC
Entity Central Index Key	0001074828
Document Type	Other
Document Period End Date	Jun. 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		82,223,093
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012